Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option
Earnings Per Share [Line Items]
Shares that anti-dilutive and excluded from the calculation of diluted net loss per share on weighted average basis	11,302,024
Series A, Series B and Series C Preference Shares Convertible into Ordinary Shares
Earnings Per Share [Line Items]
Shares that anti-dilutive and excluded from the calculation of diluted net loss per share on weighted average basis	631,303,796	733,840,400	708,135,775